Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payables and Accrued Expenses

11.   Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following as of December 31, 2018 and 2019 (in thousands):

	2018	2019
Trade payables	$36,566	$47,503
Accrued compensation and benefits	35,844	33,924
Accrued student obligations	4,284	4,580
Real estate liabilities	5,156	751
Other	4,129	4,070
Accounts payable and accrued liabilities	$85,979	$90,828